EARNINGS/(LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Result attributable to equity owners of the Company
Atento's Profit/(loss) attributable to equity owners of the parent (in thousands of U.S. dollars)	$ (46,880)	$ (81,306)	$ 18,540
Weigthed average number of ordinary shares	14,082,903,534.7633	14,446,297,412.281	14,688,704,627.3647
Basic earnings (loss) per share from continuing operations	$ (3.33)	$ (5.63)	$ 1.26
Basic loss per share from discontinued operations (in U.S. dollars)	$ 0	$ 0	$ 0
Potential Increase Decrease In Shares Related To Sharebased Compensation Plan	0	0	186,313.734795362
Adjusted weighted average number of ordinary shares outstanding	14,082,903,534.7633	14,446,297,412.281	14,875,018,362.16
Diluted (loss)/earnings per share from continuing operations (in U.S. dollars)	$ (3.33)	$ (5.63)	$ 1.25
Diluted loss per share from discontinued operations (in U.S. dollars)	$ 0	$ 0	$ 0
Potential ordinary shares relating to stock option plan oustanding	1,729,548	610,557